Stockholders' (Deficit) Equity Reverse Stock Split (Detail)			12 Months Ended
	Jul. 10, 2015 shares	May 17, 2013 $ / shares	Jun. 30, 2016 shares	Sep. 30, 2016 shares	Jul. 11, 2015 shares	Jun. 30, 2015 shares	Jun. 30, 2014 shares
Class of Stock [Line Items]
Reverse stock split (usd per share)	0.125		0.125
Common stock, issued (in shares)			6,972,023	7,088,999		6,917,027
Treasury stock, (in shares)	9,675,114		1,209,389	1,209,389	1,209,389	1,209,389	1,178,139
Common Stock
Class of Stock [Line Items]
Common stock, issued (in shares)	55,313,647				6,911,921
Series A Preferred Stock
Class of Stock [Line Items]
Reverse stock split (usd per share)		9.77586545
Purchase price (in dollars per share) | $ / shares		$ 1.22149381